Administrative Expenses (Details Narrative)	Dec. 31, 2021
Seafarers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	626
Land Based Employees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	409
Land Based Employees [member] | Asuncion [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	28
Land Based Employees [member] | San Antonio [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	47
Land Based Employees [member] | Buenos Aires [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	101
Land Based Employees [member] | Montevideo [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	6
Land Based Employees [member] | Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	215
Land Based Employees [member] | Corumba [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	12